Other revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Leasing revenues (a)	7	7	16	4	19
Other (b)	3	—	3	1	—

Total other revenues	10	7	19	5	19

Other revenues consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Leasing revenues (i)	26	19	1
Early termination fees (ii)	6	11	11

Total other revenues	32	30	12